FEDERATED HERMES CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 28, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATD HERMES CORE TRUST
Federated Mortgage Core Portfolio
1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 74 to the Registration Statement of the above referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

The Registrant’s submission represents an off cycle update to the Fund’s registration statement that reflects a change in the Fund’s duration strategy. Other non-material updates are also reflected. Although the Registrant and the Fund are not registered under the Securities Act of 1933, the Registrant believes that, if they were so registered, this submission would be eligible for filing under Rule 485(b).Beneficial interest in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Registrant.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Senior Paralegal

Enclosures